Revenue (Tables)	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Summary of disaggregated revenue by geographical split
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the services are delivered to customers:

	2023 £’000	2022 £’000	2021 £’000
United Kingdom	£309,365	£270,844	£187,045
North America	258,112	228,112	140,085
Europe	182,551	138,005	107,978
RoW	44,705	17,796	11,190
Total	£794,733	£654,757	£446,298
The Group’s revenue by industry sector is as follows:

	2023 £’000	2022 £’000	2021 £’000
Payments and Financial Services	£416,007	£331,842	£226,391
TMT	173,927	163,534	121,045
Other	204,799	159,381	98,862
Total	£794,733	£654,757	£446,298
The Group’s revenue by contract type is as follows:

	2023 £’000	2022 £’000	2021 £’000
Time and materials contracts	£646,237	£522,857	£337,084
Fixed price contracts	148,496	131,900	109,214
Total	£794,733	£654,757	£446,298

Disclosure of revenue recognition periods	This revenue is expected to be recognised over the following time periods:

	2023 £’000	2022 £'000

Less than 1 year	64,838	121,735
1 to 2 years	17,758	22,656
2 to 3 years	11,823	13,631
More than 3 years	9,682	18,975
Total	£104,101	£176,997